Equity Method Investments (Details) (USD $)	10 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Nov. 30, 2013	Nov. 26, 2013
Assets
Current assets	$ 815,809,000
Property and equipment , net	923,056,000
Other noncurrent assets	1,594,669,000
Total assets	3,333,534,000
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt	68,748,000
Other current liabilities	360,714,000
Long-term debt	1,747,522,000
Other noncurrent liabilities	406,636,000
Total liabilities	2,583,620,000
Equity	749,914,000
Total liabilities and equity	3,333,534,000
Summarized Statement of Operations Information of Brand:
Net revenues	2,559,556,000
Gross profit	559,376,000
Net income (loss) attributable to Brand Energy & Infrastructure Services, Inc. and Subsidiaries	(4,848,000)
Harsco's equity in income (loss) of Brand		(1,558,000)	1,548,000	564,000
Equity Method Investment, Underlying Equity in Net Assets							225,000,000
Change in fair value to unit adjustment liability		9,740,000	966,000	0
Unit adjustment liability, current and non-current		93,800,000	106,300,000		106,300,000
Infrastructure Transaction Strategic Venture [Member]
Summarized Statement of Operations Information of Brand:
Harsco's equity in income (loss) of Brand	(1,595,000)
Equity Method Investments, Fair Value Disclosure		285,700,000	296,082,000		296,082,000
Total annual payments, pre-tax					22,000,000
Total annual payments, after-tax					15,000,000
Transfer of ownership interest, percentage					2.50%
Investee EBITDA contingency threshold					487,000,000
Number of years after agreement that would terminate Company's quarterly payments contingency threshold						8 years
In event of an IPO, minimum co-venture interest in partnership that could terminate Company's quarterly payments							20.00%
Liquidation preference							$ 336,000,000
Harsco Infrastructure [Member] | Infrastructure Transaction Strategic Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in Brand							29.00%